Debt Obligations	6 Months Ended
Jun. 30, 2022
Debt Obligations
Debt Obligations

Note 7. Debt Obligations

During the six months ended June 30, 2022, the Company entered into a financing arrangement (the “Second Mast Hill Loan”) with Mast Hill Fund, L.P. (“Mast Hill”), a Delaware limited partnership. In exchange for a promissory note, Mast Hill agreed to lend the Company $370,000, which bears interest at a rate of eight percent (8%) per annum, less $37,000 original issue discount. Under the terms of the Second Mast Hill Loan, payments of $44,400, including principal and interest, are due beginning June 15, 2022, and each month thereafter with the final payment due on February 15, 2023.  As additional consideration for the Second Mast Hill Loan), the Company issued the “Lender” a 5-year warrant to purchase 12,334 shares of Company common stock at a fixed price of $12.00 per share, subject to price adjustments for certain actions, including dilutive issuances. The Company has granted the Lender customary “piggy-back” registration rights with respect to the shares issuable upon conversion of the promissory note and exercise of the warrant. No material relationship exists between the Company or its affiliates and Lender, other than in respect of the Loan. The Company evaluated the terms of the warrant under ASC 480 and ASC 815 and determined that they were to be treated as equity instruments. The value of the warrant (calculated using the Black-Scholes option pricing model to determine the estimated fair value of the warrant) of approximately $131,600 will be amortized to interest expense over the life of the Promissory Note and is recorded as a discount to the promissory note. Debt issuance costs of $54,650 were incurred and are being amortized to interest expense over the life of the Promissory Note and is recorded as a discount to the promissory note.  At June 30, 2022, the Company deferred the June 15, 2022 payment per the terms of the Second Mast Hill Loan.

On April 12, 2022, the Company entered into a financing arrangement (the “Talos Loan”) with Talos Victory Fund, LLC (“Talos”), a Delaware limited liability company. In exchange for a promissory note, Talos agreed to lend the Company $296,000, which bears interest at a rate of eight percent (8%) per annum, less $29,600 original issue discount. Under the terms of the Talos Loan,  payments of $35,520, including principal and interest, are due beginning August 12, 2022, and each month thereafter with the final payment due on April 12, 2023. As additional consideration for the Second Mast Hill Loan), the Company issued the “Lender” a 5-year warrant to purchase 9,867 shares of Company common stock at a fixed price of $12.00 per share, subject to price adjustments for certain actions, including dilutive issuances. The Company has granted the Lender customary “piggy-back” registration rights with respect to the shares issuable upon conversion of the promissory note and exercise of the warrant. No material relationship exists between the Company or its affiliates and Lender, other than in respect of the Loan. The Company evaluated the terms of the warrant under ASC 480 and ASC 815 and determined that they were to be treated as equity instruments. The value of the warrant (calculated using the Black-Scholes option pricing model to determine the estimated fair value of the warrant) of $74,000 will be amortized to interest expense over the life of the Promissory Note and is recorded as a discount to the promissory note. Debt issuance costs of $45,920 were incurred and are being amortized over a twelve-month period ending April 2023.

On May 27, 2022, the Company entered into a financing arrangement (the “Third Mast Hill Loan”) with Mast Hill. In exchange for a promissory note, Mast Hill agreed to lend the Company $355,000, which bears interest at a rate of eight percent (8%) per annum, less $35,500 original issue discount. Under the terms of the Third Mast Hill Loan, payments of $42,600, including principal and interest, are due beginning September 27, 2022, and each month thereafter with the final payment due on May 26, 2023. As additional consideration for the Second Mast Hill Loan), the Company issued the “Lender” a 5-year warrant to purchase 11,834 shares of Company common stock at a fixed price of $12.00 per share, subject to price adjustments for certain actions, including dilutive issuances. The Company has granted the Lender customary “piggy-back” registration rights with respect to the shares issuable upon conversion of the promissory note and exercise of the warrant. No material relationship exists between the Company or its affiliates and Lender, other than in respect of the Loan. The Company evaluated the terms of the warrant under ASC 480 and ASC 815 and determined that they were to be treated as equity instruments. The value of the warrant (calculated using the Black-Scholes option pricing model to determine the estimated fair value of the warrant) of approximately $113,400 will be amortized to interest expense over the life of the Promissory Note and is recorded as a discount to the promissory note. Debt issuance costs of $54,975 were incurred and are being amortized over a twelve-month period ending May 2023.

On June 30, 2022, the Company and Donald W. Reeve, a director of the Company, entered into two note modification agreements with respect to the Promissory Note originally dated December 30, 2020 and the Promissory Note originally dated May 25, 2021. There were two payments of principal of $100,000 each due June 1, 2022.  The Modification agreements each extended the previously amended due dates from June 1, 2022 to September 1, 2022.